Capitalized Software Development Costs, net	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Capitalized Software Development Costs, net [Abstract]
Capitalized Software Development Costs, net
7.	Capitalized Software Development Costs, net

The following is a summary of capitalized software development costs:

	March 31,	September 30,
	2015	2014
	(unaudited)

Beginning balance	$639,416	$343,575
Additions	623,102	712,450
Amortization	(273,255)	(416,609)
Ending balance	$989,263	$639,416

Amortization expense included in cost of revenue for the three and six months ended March 31, 2015 was $149,708 and $273,255, respectively. Amortization expense included in cost of revenue for the three and six months ended March 31, 2014 was $94,711 and $188,780, respectively.

As of March 31, 2015, amortization expense for the remaining estimated lives of these costs is as follows:

Year Ending March 31,
2016	$463,533
2017	323,034
2018	202,696
$989,263

6. Capitalized Software Development Costs, net

The following is a summary of capitalized software development costs:

	September 30,
	2014	2013
Beginning balance	$343,575	$383,227
Additions	712,450	399,682
Amortization	(416,609)	(439,334)
Charge offs	-	-
Ending balance	$639,416	$343,575

Amortization expense for the remaining estimated lives of these costs is as follows:

Year Ending September 30,
2015	$314,326
2016	260,816
2017	64,274
$639,416